Accounts receivable, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable, net
Accounts receivable	$ 8	$ 208
Allowance for doubtful accounts	(2,174)	(196)
Accounts receivable, net	8	12
Balance at the beginning of the year	196	196
Addition	0	0
Written-off	$ (196)
Balance at the end of the year		$ 196